LONG-TERM INVESTMENTS - Equity investments without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020	Aug. 31, 2023	Mar. 31, 2021	Dec. 31, 2018	Dec. 31, 2015
LONG-TERM INVESTMENTS
Equity investments with readily determinable fair value	¥ 51,624		¥ 51,524
CHS
LONG-TERM INVESTMENTS
Impairment	0		¥ 0
Percentage of interest held after disposal				90.00%
Business Combination, Consideration Transferred	¥ 26,909	$ 3,790
Concord Healthcare Singapore Pte. Ltd
LONG-TERM INVESTMENTS
Percentage of equity interest sold	8.73		8.73
Equity investments with readily determinable fair value	¥ 22,925		¥ 22,925
Percentage of interest held after disposal			8.73%	10.00%
Legion Healthcare Partners LLC
LONG-TERM INVESTMENTS
Percentage of equity interest sold	5.83		5.83			5.83
Equity investments with readily determinable fair value	¥ 6,439		¥ 6,439
Impairment	¥ 0		¥ 0
Beijing He Xu elderly Care Service Co., LTD
LONG-TERM INVESTMENTS
Percentage of equity interest sold	4.00				4.0
Remaining ownership interest percentage	4.00%
Equity investments with readily determinable fair value	¥ 100
Impairment	¥ 0
Allcure Information
LONG-TERM INVESTMENTS
Percentage of equity interest sold	9.6		9.6				9.6	20
Equity investments with readily determinable fair value	¥ 22,160		¥ 22,160
Impairment	¥ 0		¥ 0